Related Party Transactions (Details) - Affiliated Entity - Partial Recourse Promissory Notes $ / shares in Units, $ in Millions	Nov. 21, 2020 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Exercises of shares during the period, per Founder (in shares) | shares	2,662,885
Price per share (in dollars per share) | $ / shares	$ 0.15
Amounts of transaction, per Founder | $	$ 0.4
Related party transaction, rate	0.38%
Payment term from issuance	5 years
Note repayment terms, period following Founder termination	90 days